Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
3.	Fair Value Measurements
The following tables summarize the Company’s financial assets measured at fair value on a recurring basis and their respective input levels based on the fair value hierarchy described in Note 2 to the audited financial statements included in the Company’s 2025 10-K (in thousands):

	Amount	Fair Value Measurements Using
As of June 30, 2026		Level 1	Level 2	Level 3
Assets
Money market funds (1)	$16,304	$16,304	$—	$—
U.S. government obligations (2)	52,413	—	52,413	—

Total fair value of assets	$68,717	$16,304	$52,413	$—

(1)	Included in cash and cash equivalents on the balance sheets.
(2)	Included in short-term investments on the balance sheets.

		Fair Value Measurements Using
As of December 31, 2025	Amount	Level 1	Level 2	Level 3
Assets
Money market funds (1)	$16,100	$16,100	$—	$—
U.S. government obligations (2)	89,713	—	89,713	—

Total fair value of assets	$105,813	$16,100	$89,713	$—

(1)	Included in cash and cash equivalents on the balance sheets.
(2)	Included in short-term investments on the balance sheets.
The Company’s money market funds are classified as Level 1 because they are valued using quoted market prices. The Company’s investments consist of available-for-sale
securities and are classified as Level 2 because their value is based on valuations using significant inputs derived from or corroborated by observable market data. No Level 3 assets were held during the periods presented.
There were no transfers of assets between fair value levels for any period presented.

3.	Fair Value Measurements
The following tables summarize the Company’s financial assets measured at fair value on a recurring basis and their respective input levels based on the fair value hierarchy described in Note 2 above (in thousands):

		Fair Value Measurements Using
As of December 31, 2025	Amount	Level 1	Level 2	Level 3
Assets
Money market funds (1)	$16,100	$16,100	$—	$—
U.S. government obligations (2)	89,713	—	89,713	—

Total fair value of assets	$105,813	$16,100	$89,713	$—

(1)	Included in cash and cash equivalents on the balance sheets.
(2)	Included in short-term investments on the balance sheets.

		Fair Value Measurements Using
As of December 31, 2024	Amount	Level 1	Level 2	Level 3
Assets
Money market funds (1)	$24,889	$24,889	$—	$—
U.S. government obligations (2)	118,289	—	118,289	—
Corporate debt securities (2)	7,238	—	7,238	—

Total fair value of assets	$150,416	$24,889	$125,527	$—

(1)	Included in cash and cash equivalents on the balance sheets.
(2)	Included in short-term investments on the balance sheets.
The Company’s money market funds are classified as Level 1 because they are valued using quoted market prices in active markets for identical assets. The Company’s investments consist of available-for-sale securities and are classified as Level 2 because their value is based on valuations using significant inputs derived from or corroborated by observable market data.
There were no transfers of assets between fair value levels for any period presented.